Offerings - Offering: 1	Oct. 14, 2025 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	7,000,000
Proposed Maximum Offering Price per Unit	0.49
Maximum Aggregate Offering Price	$ 3,430,000
Offering Note
(1)

This registration statement shall be deemed to cover an indeterminate number of additional common shares, without par value, as may be issuable pursuant to future stock dividends, stock splits, or similar transactions, pursuant to Rule 416(a) and (b) of the Securities Act of 1933, as amended.

(2)

 Estimated solely for purposes of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act of 1933, the proposed maximum offering price per share and proposed maximum aggregate offering price are based on the reported average of the high and low prices of Class A Common Stock as reported on the NASDAQ Stock Market on October 13, 2025.